Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Payables
13.	Accrued Expenses and Other Payables

The components of accrued expenses and other payables are as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Payroll and welfare payable	10,698	20,486	3,255
Business and other taxes payable	10,873	58,640	9,317
Payables for office supplies and utilities	1,480	2,248	357
Payables for the purchase of property and equipment	847	33,273	5,286
Payables for the purchase of software	208	426	68
Accrued service fees	1,890	5,316	845
Others	4,966	3,937	625

	30,962	124,326	19,753